SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES DENOMINATED IN VARIOUS CURRENCIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
DisclosureOfAccruedLiabilitiesAndOtherPayablesLineitems [Line Items]
Current accrued expenses and other current liabilities	¥ 1,532	¥ 799
Renminbi [member]
DisclosureOfAccruedLiabilitiesAndOtherPayablesLineitems [Line Items]
Current accrued expenses and other current liabilities	1,532	799
Us Dollars [member]
DisclosureOfAccruedLiabilitiesAndOtherPayablesLineitems [Line Items]
Current accrued expenses and other current liabilities